1107-P1 04/26

FRANKLIN CUSTODIAN FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED FEBRUARY 1, 2026, OF
FRANKLIN UTILITIES FUND (THE “FUND”)

1. Effective May 1, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Luke Lotti, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since May 2026.

b. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Luke Lotti, CFA Portfolio Manager of Advisers

Mr. Lotti has been a portfolio manager of the Fund since May 2026. He joined Franklin Templeton in 2019.

c. The following replaces the fifth paragraph in the section titled “Fund Details – Management” in the Fund’s Prospectus:

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

d. The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Luke Lotti*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of February 28, 2026.

e. The following is added to the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Luke Lotti*	$1–$10,000

*Information is provided as of March 31, 2026

2. Effective September 30, 2026, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers primarily responsible for the day-to-day management of the Fund are Blair Schmicker, CFA and Luke Lotti, CFA.

Please retain this supplement for future reference.